RELATED PARTY TRANSACTIONS - Due To Related Parties (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 175,785	$ 141,235
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 175,785	$ 137,805
Mr. Bin Wang
RELATED PARTY TRANSACTIONS
Total due to related parties		$ 3,430